Employee benefits - Sensitivity analysis for actuarial assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (15,631)	$ (19,249)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 16,416	$ 20,234
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,370)	$ (2,294)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,473	$ 2,500
Actuarial assumption of discount rates | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,596)	$ (1,512)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,663	$ 1,578
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 137	$ 193
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (132)	$ (188)
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,572	$ 2,584
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,474)	$ (2,388)
Actuarial assumption of expected rates of salary increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 23	$ 20
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (21)	$ (19)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 8,713	$ 13,324
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (8,503)	$ (12,614)
Actuarial assumption of expected rates of pension increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0	$ 0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0	$ 0
Actuarial assumption of expected rates of pension increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 834	$ 774
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (805)	$ (747)
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 12,348	$ 21,301
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (11,948)	$ (16,005)
Actuarial assumption of expected rates of inflation | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5,660	$ 2,584
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (5,110)	$ (2,388)
Actuarial assumption of expected rates of inflation | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 834	$ 774
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (805)	$ (747)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 12,614	$ 12,957
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (12,801)	$ (13,093)
Actuarial assumption of life expectancy after retirement | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 943	$ 281
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,258)	$ (320)
Actuarial assumption of life expectancy after retirement | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,702	$ 1,511
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,530)	$ (1,360)